Annual Fund Operating Expenses (Vanguard FTSE Social Index Fund Retail)	Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Investor Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.27%